Share Capital	6 Months Ended
Jun. 30, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
10.1 CAPITAL ISSUED

Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2024		1,423	312,743	47,426,851
June 27, 2025	Capital increase AGA 2023-P1 and AGA 2023-P2	24	—	809,820
June 30, 2025		1,447	312,743	48,236,671

As of June 30, 2025, the share capital was €1,447 thousand divided into 48,236,671 fully paid up ordinary shares, each with a par value of €0.03.

Allocation of prior period (loss)

The negative net result for the year 2023 of €68.1 million has been fully allocated to reserves.

10.2 FOUNDER’S WARRANTS, WARRANTS, STOCK OPTIONS AND FREE SHARES

As of June 30, 2025, there are three different types of securities and other valid instruments entitling their holders to a stake in the Company's share capital: warrant (bons de souscription d’actions or BSA), founders’ warrant (bons de souscription de parts de créateur d’entreprise or BSPCE) and stock option (options de souscription ou d’achat d’actions or OSA).

Stock options

At a meeting on February 18, 2025, the Executive Board, acting pursuant to delegations granted by the Company’s shareholders’ meeting held on May 28, 2024, granted to certain employees of the Group 8,000 stock options, each giving its holder the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €3.36 (share premium included). Such stock options are governed by the 2025 stock option plan, adopted by the Executive Board on February 18, 2025 (the “2025 Stock Option Plan”).

The ordinary stock options are exercisable as follows:
▪up to one-third of the ordinary stock options as from February 18, 2026;
▪ an additional one-third of the ordinary stock options as from February 18, 2027,
▪ the balance, i.e., one-third of the ordinary stock options as from February 18, 2028, subject to, for each increment, a continued service condition, and in any case, no later than 10 years after the date of grant, it being specified that stock options which have not been exercised by the end of this 10-year period will be forfeited by law.

At a meeting on May 16, 2025, the Executive Board, acting pursuant to delegations granted by the Company’s shareholders’ meeting held on May 28, 2024,, granted to certain employees of the Group and members of the Executive Board 1,241,005 stock options, each giving its holder the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €2.97 (share premium included). Such stock options are governed by the 2025 Stock Option Plan.

The ordinary stock options are exercisable as follows:
▪up to one-third of the ordinary stock options as from May 16, 2026;
▪ an additional one-third of the ordinary stock options as from May 16, 2027,
▪ the balance, i.e., one-third of the ordinary stock options as from May 16, 2028, subject to, for each increment, a continued service condition, and in any case, no later than 10 years after the date of grant, it being specified that stock options which have not been exercised by the end of this 10-year period will be forfeited by law.

Free Shares

No free shares were granted in the first half of 2025.
As of June 30, 2025, the assumptions related to the estimated vesting of the founders’ warrants, the warrants and performance stock options have been updated (See Note 18 Share-based payments).